Commitments - Additional Information (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Commitments [abstract]
Purchase orders remain outstanding	$ 4,132,120	$ 1,327,294
Deposits	$ 481,400	$ 481,400